November 14, 2000

Brundage, Story and Rose Investment Trust
Supplement  to the Statement of  Additional  Information  ("SAI") Dated April 1,
2000

Effective October 9, 2000 the address for the Brundage, Story and Rose Investment Trust (the "Trust") and its secretary will be 221 East Fourth Street, Suite 300, Cincinnati, Ohio 45202. After this date please disregard the addresses printed in the SAI.